Income Taxes	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
INCOME TAXES
NOTE 9:	INCOME TAXES

a.	Corporate tax structure:

The Israeli corporate tax rate was 25% in 2016, and 26.5% in 2014 and 2015.

In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

The Company does not provide deferred tax liabilities when it intends to reinvest earnings of foreign subsidiaries indefinitely. Undistributed earnings of foreign subsidiaries that are considered to be permanently reinvested amounted to $1,838 and unrecognized deferred tax liability related to such earnings amounted to $551 as of December 31, 2016.

b.	Tax benefits under Israel’s Law for the Encouragement of Industry (Taxation), 1969:

The Company may currently qualify as an “industrial company” within the definition of the Law for the Encouragement of Industry (Taxation), as such, it may be eligible for certain tax benefits, including, inter alia, special depreciation rates for machinery, equipment and buildings, amortization of patents, certain other intangible property rights and deduction of share issuance expenses.

c.	Net operating loss carry-forwards:

As of December 31, 2016, Cyren’s net operating loss carryforwards for tax purposes amounted to $66,674 and capital loss carryforwards of $15,666 which may be carried forward and offset against taxable income in the future, for an indefinite period.

As of December 31, 2016 the U.S. subsidiary had net operating loss carryforwards of $97,979. These losses may offset any future U.S. taxable income of the U.S. subsidiary and will expire in the years 2018 through 2036.

Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitations may result in the expiration of net operating losses before utilization.

Management currently believes that based upon its estimations for future taxable income, it is more likely than not that the deferred tax assets regarding the loss carryforwards will not be utilized in the foreseeable future. Thus, a valuation allowance was provided to reduce deferred tax assets to their realizable value.

d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. As of December 31, 2016 and 2015, the Company’s deferred taxes were in respect of the following:

	December 31,
	2016	2015

Deferred tax assets:

Net operating loss carryforwards	$48,740	$49,398
Capital loss carryforwards	3,603	4,149
Other	2,693	2,527

Deferred tax assets before valuation allowance	55,036	56,074
Valuation allowance	(54,068)	(55,457)

Deferred tax asset, net of valuation allowance	968	617

Deferred tax liabilities:

Intangibles	(2,206)	(2,129)
Deferred revenue	(136)	(115)

Deferred tax liability	(2,342)	(2,244)

Deferred tax liability, net (*)	$(1,374)	$(1,627)

(*) The entire amount is due to foreign deferred taxes

e.	Reconciliation of the theoretical tax benefit (expense):

For the year ended December 31, 2016, the main reconciling item between the Company’s statutory tax rate and the effective tax rate relates to the increase in the valuation allowance in the amount of $1,586 due to the net increase in carryforward losses.

For the year ended December 31, 2015, the main reconciling item between the Company’s statutory tax rate and the effective tax rate relates to the increase in the valuation allowance in the amount of $1,329 due to the net increase in carryforward losses.

For the year ended December 31, 2014, the main reconciling item between the Company’s statutory tax rate and the effective tax rate relates to the decrease in valuation allowance due to the expiration of capital loss carryforwards in the amount of $1,700.

The statutory tax rate used in the reconciliation is the Israeli corporate tax rate.

f.	Loss before tax benefit (expense) consists of the following:

	Year ended December 31,
	2016	2015	2014

Domestic	$(5,034)	$(4,679)	$(5,342)
Foreign	(1,181)	3	(1,870)

Loss before tax benefit (expense)	$(6,215)	$(4,676)	$(7,212)

g.	Tax benefit (expense) is comprised of the following:

	Year ended December 31,
	2016	2015	2014

Current taxes:
Foreign	$(212)	$(389)	$(122)
Domestic	-	(2)	-

	$(212)	$(391)	$(122)

Deferred taxes:
Foreign	$214	$268	$318
Domestic	-	-	-

	$214	$268	$318

Tax benefit (expense), net	$2	$(123)	$196

h.	A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2016	2015

Beginning balance	$131	$100
Increases (decrease) related to tax positions taken during prior years	(7)	41
Effect of exchange rate	(5)	(10)

Ending balance	$119	$131

The entire amount of unrecognized tax benefits, if recognized, would reduce the Company’s annual effective tax rate.

i.	Tax assessments:

Cyren’s tax assessments in Israel are deemed final up to and including 2012.

The U.S. subsidiary tax assessments are deemed final up to and including 2012.

The German subsidiary has final tax assessments up to and including 2013.